Shareholders' Equity	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Shareholders' Equity
Shareholders’ Equity

Shares Authorized and Outstanding

The Board of Directors of the Parent (“Board”) is authorized to issue shares of any class in the capital of the Company. The authorized capital stock of the Parent consists of 1.850 billion shares of common stock with a $0.10 per share par value.

Shares of common stock outstanding were as follows:

	December 31,
	2016	2015	2014
Balance at beginning of year	200,244,239	172,792,526	173,992,168
Shares issued under restricted stock award plans	1,080,532	1,118,970	679,242
Shares issued upon exercise of stock options	960,395	744,374	304,619
Shares issued upon acquisition of IGT	—	45,322,614	—
GTECH rescission shares	—	(19,734,245)	—
Treasury stock purchases	—	—	(2,183,503)
Balance at end of year	202,285,166	200,244,239	172,792,526

2015 Activity

Issuance of Common Shares and GTECH Rescission Shares

In connection with the merger of GTECH with and into the Parent (the "Merger"), in 2015 GTECH shareholders received one newly issued common share in the Parent (having a par value of $0.10 per share) for each common share held in GTECH (having a par value of €1.00 per share).

GTECH shareholders who did not vote in favor of the Merger were entitled to exercise a cash exit right equal to €19.174 per share. GTECH shareholders exercised the cash exit right on 19,796,852 GTECH shares, of which 62,607 were subsequently purchased by other GTECH shareholders, resulting in 19,734,245 net shares repurchased upon the Merger. The Company paid $407.8 million to shareholders.

Shares Issued Upon Acquisition of IGT

Upon the acquisition of IGT completed on April 7, 2015, IGT shareholders received 45,322,614 common shares of the Parent in accordance with the terms of the transaction.

2014 Activity

Treasury Stock Purchases

The Company currently has the authority to purchase a maximum of 20% of the aggregate issued share capital of each class of shares in the Company in accordance with pre-approved forms of contracts and named counterparties pursuant to a shareholder resolution dated July 28, 2015. This authority will expire on July 28, 2020.

The Company did not repurchase common shares in 2016 or 2015. In 2014, GTECH repurchased common shares under programs authorized in June 2014 (the “June Program”) and October 2014 (the “October Program”) as detailed below:

	Maximum Shares Authorized for Purchase	Shares Acquired	Purchase Price ($ thousands)
June Program	1,782,426	1,782,426	43,380
October Program	16,676,505	401,077	9,780
	18,458,931	2,183,503	53,160

The programs expired and treasury shares were subsequently cancelled upon completion of the acquisition of IGT.

Dividends

The Company declared cash dividends per share during the periods presented as follows:

	$	€
2016
First Quarter	0.20	—
Second Quarter	0.20	—
Third Quarter	0.20	—
Fourth Quarter	0.20	—
Total cash dividends declared	0.80	—

2015
Third Quarter	0.20	—
Fourth Quarter	0.20	—
Total cash dividends declared	0.40	—

2014
Second Quarter	1.04	0.75
Fourth Quarter	0.93	0.75
Total cash dividends declared	1.97	1.50

Dividends declared in euro in 2014 were translated into U.S. dollars at the exchange rates in effect on the dates the dividends were declared.

Future dividends are subject to Board approval.

The Company’s RCF Senior Facilities Agreement and TLF Senior Facilities Agreement limit the aggregate amount of dividends and repurchases of the Parent's common stock in each year to $300 million based on the Company’s current ratings by Moody’s and S&P provided that the ratio of the sum of total net debt and the amount of the shareholder payment to EBITDA does not exceed 90% of the applicable ratio of total net debt to EBITDA.

Accumulated Other Comprehensive Income

The following table details the changes in Accumulated Other Comprehensive Income (loss) ("AOCI"):

		Unrealized Gain (Loss) on:					Less: OCI attributable to non-controlling interest	Total AOCI attributable to IGT PLC
	Foreign Currency Translation	Cash Flow Hedges	Hedge of Net Investment	Available for Sale Securities	Defined Benefit Plans	Share of OCI of Associate

Balance at December 31, 2013	113,362	(1,330)	(5,559)	2,989	(2,771)	—	1,590	108,281
Change during period	62,514	4,059	1,861	2,845	(2,055)	(748)	(905)	67,571
Reclassified to operations	—	(640)	—	—	—	—	—	(640)
Tax effect	(17,745)	(1,118)	(801)	(815)	470	—	—	(20,009)
OCI	44,769	2,301	1,060	2,030	(1,585)	(748)	(905)	46,922
Balance at December 31, 2014	158,131	971	(4,499)	5,019	(4,356)	(748)	685	155,203
Change during period	60,079	(594)	—	(3,046)	395	—	304	57,138
Reclassified to operations	—	(244)	—	—	—	—	—	(244)
Tax effect	(14,024)	254	(64)	(3,259)	(166)	—	—	(17,259)
OCI	46,055	(584)	(64)	(6,305)	229	—	304	39,635
Balance at December 31, 2015	204,186	387	(4,563)	(1,286)	(4,127)	(748)	989	194,838
Change during period	(49,881)	8,351	—	8,772	(682)	—	(203)	(33,643)
Reclassified to operations	118	(5,218)	—	—	—	—	—	(5,100)
Tax effect	373	(615)	(15)	4,723	82	—	—	4,548
OCI	(49,390)	2,518	(15)	13,495	(600)	—	(203)	(34,195)
Balance at December 31, 2016	154,796	2,905	(4,578)	12,209	(4,727)	(748)	786	160,643

For the years ended December 31, 2016, 2015 and 2014, $5.2 million, $0.2 million, and $0.6 million, respectively, were reclassified from AOCI into service revenue in the consolidated statements of operations.